RELATED PARTIES AND SHAREHOLDERS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
RELATED PARTIES AND SHAREHOLDERS

NOTE 29- RELATED PARTIES AND SHAREHOLDERS:

The following transactions arose with related parties:

	Year ended December 31, 2024				Amounts owing by (to) as of
	Directors Fees	Consulting Fees/Salaries	Share based awards	Total	December 31, 2024
Chairman and former CEO	$-	$730	$-	$730	$(44)
Director and CEO	-	543	249	792	(27)
Former CFO	-	90	-	90	-
CFO and director	14	19	34	67	(2)
Directors	19		63	82	(4)
	$33	$1,382	$346	$1,761	$(76)

	Year ended December 31, 2023				Amounts owing by (to) as of
	Directors Fees	Consulting Fees/Salaries	Share based awards	Total	December 31, 2023
Director and CEO	$-	$-	$-	$-	$462
Company controlled by CEO	-	$1,235	$-	$1,235	$(103)
CFO	-	96	-	96	(9)
Directors	32	325	263	620	(30)
	$32	$1,656	$263	$1,951	$(142)

	Year ended December 31, 2022				Amounts owing by (to) as of
	Directors Fees	Consulting Fees/Salaries	Share based awards	Total	December 31, 2022
Director and CEO	$-	$-	$-	$-	$462
Company controlled by CEO	-	1,224	-	1,224	(474)
CFO	-	84	160	244	-
Directors	28	-	64	92	-
	$28	$1,308	$224	$1,560	$(12)

(1)	The Company’s chairman (formerly CEO as well) has a consulting agreement with the Company pursuant to which he earns $70 per month. On July 1, 2024, the Company and the Company’s chairman agreed that the fees due for the consulting agreement would be reduced to approx. $55 per month. In addition, the compensation committee approved a bonus of $260 and a milestone-based bonus of up to $240 during the year ended December 31, 2023. During the year ended December 31, 2022, the compensation committee approved a milestone-based bonus of up to $260.

(2)	The Company’s CFO has a consulting agreement with the Company pursuant to which he earns $2,000 per month.

(3)	The Company’s CEO has a consulting agreement with the Company pursuant to which he earns $27 per month. On November 8, 2024, the Company agreed to raise his monthly fee to $50, as well as to grant him a one-time bonus in the amount of $150.

(4)	Three non-executive directors, of which two earn directors’ fees of $1,000 per month.

(5)	The CEO participated in the April 2024 registered direct offering in an amount of $105,000 and in the August 2024 private placement in an amount of $80.

(6)	The chairman participated in the April 2024 private placement in an amount of $340.

(7)	A director participated in the October 2024 registered direct offering tranche 1 in an amount of $1,750 and in the December 2024 registered direct offering in the amount of $5,000.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)